Capital and reserves - Summary of authorized share capital (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Authorized Share Capital [Line Items]
Authorized capital		$ 50,000
Number of shares authorized		1,000,000,000
Number of share held by each individual				7,200,000	7,200,000
Par value per share		$ 0.00001
Class B Ordinary Shares [Member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized	54,414,873
Ordinary shares [member]
Disclosure Authorized Share Capital [Line Items]
Authorized capital				$ 50,000	$ 50,000
Number of shares authorized		5,000,000,000		4,357,600,932	4,357,600,932
Par value per share		$ 0.00001	$ 4.53
Ordinary shares [member] | Class A Ordinary Shares [Member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized		3,500,000,000
Par value per share	$ 0.00001	$ 0.00001
Ordinary shares [member] | Class B Ordinary Shares [Member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized		500,000,000
Par value per share		$ 0.00001
Golden Shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized				50	50
Non redeemable preferred shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized				211,706,410	211,706,410
Series Seed-1 Preferred Shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized				65,403,460	65,403,460
Series Seed-2 Preferred Shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized				52,959,930	52,959,930
Series A Preferred Shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized				93,343,020	93,343,020
Convertible redeemable preferred shares [member]
Disclosure Authorized Share Capital [Line Items]
Number of shares authorized				430,692,658	430,692,658